UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019–June 30, 2020

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08985
Reporting Period: 07/01/2019 - 06/30/2020
Western Asset Corporate Loan Fund, Inc.

=================== Western Asset Corporate Loan Fund, Inc. ====================

MONTAGE RESOURCES CORPORATION

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 19, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Randall M. Albert              For       For          Management
1..2  DIRECTOR-Mark E. Burroughs, Jr.         For       For          Management
1..3  DIRECTOR-Don Dimitrievich               For       For          Management
1..4  DIRECTOR-Richard D. Paterson            For       For          Management
1..5  DIRECTOR-D. Martin Phillips             For       For          Management
1..6  DIRECTOR-John K. Reinhart               For       For          Management
1..7  DIRECTOR-Douglas E. Swanson, Jr.        For       For          Management
2.    Advisory approval of the Company's      For       For          Management
      2019 named executive officer
      compensation.
3.    Advisory approval of the frequency of   For       1 Year       Management
      future advisory votes on named
      executive officer compensation.
4.    To ratify the appointment of Grant      For       For          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2020.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 17, 2020